UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23598

Western Asset Diversified Income Fund

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
June 30, 2026

WESTERN ASSET
DIVERSIFIED INCOME
FUND (WDI)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objectives
The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. It is anticipated that the Fund will dissolve on or about June 24, 2033, unless an Eligible Tender Offer is conducted and certain other conditions are satisfied, as described in this report.
What’s inside

II
Western Asset Diversified Income Fund

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Diversified Income Fund for the six-month reporting period ended June 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notice
Effective September 30, 2026, Christopher Kilpatrick will no longer be a member of the portfolio management team for the Fund.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
July 31, 2026
Western Asset Diversified Income Fund

III

Performance review
For the six months ended June 30, 2026, Western Asset Diversified Income Fund returned 2.50% based on its net asset value (NAV)i and 3.61% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index (USD)ii, returned 1.96% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.74 per share. As of June 30, 2026, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$14.20 (NAV)	2.50%†
$13.56 (Market Price)	3.61%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “WDI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XWDIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition,
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Diversified Income Fund

the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Diversified Income Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2026
RISKS: The Fund is a diversified limited term closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common shares are traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. As interest rates rise, the value of fixed income securities falls. The Fund may invest in lower-rated high yield bonds (commonly known as “junk bonds”), which are subject to greater liquidity risk and credit risk (risk of default) than higher-rated obligations. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The Fund may invest in securities backed by subprime mortgages which involve a higher degree of risk and chance of loss. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market
Western Asset Diversified Income Fund

V

Performance review (cont’d)
disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s investment manager and subadvisers. For more information on Fund risks, see Summary of information regarding the Fund – Principal Risk Factors in the Annual Report.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index (USD) measures the performance of U.S. dollar-denominated, non-investment-grade, fixed-rate, taxable corporate bond market. The Index limits the maximum exposure to any one issuer to 2%.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Diversified Income Fund

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of June 30, 2026
As of December 31, 2025
18.0
17.7
15.7
16.8
11.0
9.3
10.0
9.4
9.0
10.3
7.2
7.8
6.4
5.9
5.3
5.9
5.2
7.3
4.2
4.7
2.8
2.2
1.5
1.1
1.4
1.3
0.3
0.3
0.0‡
0.0‡
0.0‡
0.0‡
2.0
0.0
Collateralized mortgage obligations
Asset-backed securities
Consumer discretionary
Industrials
Communication services
Energy
Health care
Information technology
Financials
Sovereign bonds
Materials
Consumer staples
Real estate
Utilities
Purchased options
Non-U.S. Treasury inflation protected securities
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2026, and December 31, 2025, and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡
Represents less than 0.1%.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 80.4%
Communication Services — 12.8%
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	5,890,000	$4,157,869 (a)(b)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	940,000	658,155 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	1,200,000	1,181,634 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	1,316,349	1,337,261 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	762,196	737,243 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	762,196	739,974 (a)
Cogent Communications Group LLC/ Cogent Finance Inc., Senior Notes	7.000%	6/15/27	3,200,000	3,180,751 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	1,910,000	1,307,739 (b)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	2,840,000	3,051,946 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	830,000	852,641 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,710,000	1,797,147 (a)(b)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	2,410,000	2,417,847 (a)
Total Diversified Telecommunication Services				21,420,207
Entertainment — 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	7,160,000	2,899,800 (a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	4,780,000	4,443,892 (a)(b)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	800,000	587,056
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	750,000	796,442 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	550,000	560,370 (a)
Total Entertainment				9,287,560
Media — 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,463,233 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	5,000,000	4,907,579 (a)(b)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	3,590,000	$3,594,236 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	7,230,000	7,507,307 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	2,500,000	2,541,940 (a)
Discovery Communications LLC, Senior Notes	5.000%	9/20/37	5,000,000	3,950,000
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	4,500,000	4,454,730 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,028,247 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,198,500	6,701,816 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	3,183,257	3,240,081 (b)(c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	2,500,000	2,069,375 (a)(b)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	1,820,000	1,518,978 (a)(b)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	8,511,546	9,841,475 (a)(c)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,070,000	1,107,659 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	790,000	756,833 (a)
Total Media				57,683,489
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	5,000,000	1,355,130 (a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	4,000,000	2,589,792 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	3,780,000	2,327,525 (a)
Total Wireless Telecommunication Services				6,272,447

Total Communication Services				94,663,703
Consumer Discretionary — 14.6%
Automobile Components — 3.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	7,810,000	7,720,513 (a)(b)
Carbon Revolution Ltd., Senior Secured Notes	8.500%	5/15/27	3,383,754	3,354,146 (a)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	5,535,000	$5,697,591 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	2,000,000	2,046,952 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	8,455,000	8,323,355 (a)
Total Automobile Components				27,142,557
Automobiles — 1.8%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	2,000,000	1,557,833 (a)(b)
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,018,718 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	12,500,000	10,832,437 (a)(b)
Total Automobiles				13,408,988
Hotels, Restaurants & Leisure — 2.9%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	7,059,000	6,917,820 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	1,250,000	1,265,109 (a)(d)
Kingpin Intermediate Holdings LLC, Senior Secured Notes	7.250%	10/15/32	4,000,000	3,382,461 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	2,500,000 GBP	3,446,188 (a)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	2,830,000	2,915,866 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,992,134 (a)
Total Hotels, Restaurants & Leisure				20,919,578
Household Durables — 0.9%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	2,500,000	2,613,245 (a)
Newell Brands Inc., Senior Notes	7.500%	4/1/46	4,500,000	4,202,567
Total Household Durables				6,815,812
Specialty Retail — 5.3%
Arko Corp., Senior Notes	5.125%	11/15/29	4,000,000	3,702,935 (a)
Bath & Body Works Inc., Senior Notes	6.750%	7/1/36	3,250,000	3,258,798 (b)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	4,275,000	4,292,796 (b)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	1,870,000	1,896,126 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	9,730,000	10,079,178 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	6,060,000	5,939,860 (a)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,930,000	$1,946,344 (a)(b)
PetSmart LLC/PetSmart Finance Corp., Senior Notes	10.000%	9/15/33	6,000,000	6,013,812 (a)(b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,000,000	1,983,788 (a)
Total Specialty Retail				39,113,637

Total Consumer Discretionary				107,400,572
Consumer Staples — 0.8%
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	640,000 GBP	878,882 (a)
Food Products — 0.4%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	2,900,000	2,986,617 (a)
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	2,000,000	2,074,594 (a)(b)

Total Consumer Staples				5,940,093
Energy — 11.5%
Energy Equipment & Services — 0.5%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	3,770,000	3,873,256 (a)
Oil, Gas & Consumable Fuels — 11.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,000,000	1,035,168 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	3,026,064 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,790,000	3,906,031 (a)(b)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	6,645,000	6,702,074 (e)(f)
EQT Corp., Senior Notes	6.500%	7/15/48	3,000,000	3,067,270 (b)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	6,790,000	6,652,730 (a)(b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	4,474,324	4,505,153 (a)(f)(g)(h)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	2,500,000	2,485,849 (a)(b)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	8,906,000	9,616,610 (b)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,294,000	$1,360,662 (a)(b)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.023%	7/30/26	7,000,000	7,023,678 (e)(f)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	7,500,000	7,897,080 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	5,000,000	5,202,911 (a)(e)(f)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,000,000	1,953,670 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,000,000	5,206,516 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	4,510,000	4,816,509 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	2,450,000	2,553,574 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,125,000	2,384,137 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,180,000	1,251,722 (a)(b)
Total Oil, Gas & Consumable Fuels				80,647,408

Total Energy				84,520,664
Financials — 5.8%
Banks — 0.5%
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,920,000	1,957,012 (e)(f)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	1,500,000	1,462,275 (a)
Total Banks				3,419,287
Capital Markets — 0.4%
StoneX Group Inc., Secured Notes	7.875%	3/1/31	2,620,000	2,752,509 (a)(b)
Consumer Finance — 1.4%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	1,890,000	1,878,795 (a)(b)(f)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued
Navient Corp., Senior Notes	5.500%	3/15/29	8,900,000	$8,548,110 (b)
Total Consumer Finance				10,426,905
Financial Services — 1.5%
LD Holdings Group LLC, Senior Notes	8.750%	11/1/27	1,500,000	1,382,944 (a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	4,100,000	3,431,536 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,000,000	900,591 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	5,330,000	5,284,373 (a)
Total Financial Services				10,999,444
Insurance — 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,170,000	2,199,165 (a)(b)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,790,000	4,830,099 (a)(b)
Total Insurance				7,029,264
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	2,970,000	2,930,438 (a)(b)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	5,000,000	4,889,475 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				7,819,913

Total Financials				42,447,322
Health Care — 8.4%
Health Care Providers & Services — 5.8%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	6,982,000	6,702,406 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	13,930,000	13,712,500 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	600,000	539,251 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,888,000	1,738,202 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,742,000	1,878,209 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,550,000	1,620,263 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,000,000	3,164,730 (a)(b)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	2,050,000	$1,966,333 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,500,000	2,595,278 (a)(b)
Team Health Holdings Inc., Senior Secured Notes (9.000% Cash and 4.500% PIK)	13.500%	6/30/28	5,000,000	5,115,350 (a)(c)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,760,000	1,782,730 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	1,883,000	1,751,190 (a)
Total Health Care Providers & Services				42,566,442
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	1,947,887	1,149,254 (a)(c)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	223,925	186,972 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	360,064	356,758 (a)(c)
Total Health Care Technology				1,692,984
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,920,000	2,959,438 (a)(b)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	5,000,000	4,521,875 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	7,616,000	5,735,800 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,000,000	2,110,800
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,000,000	2,317,347
Total Pharmaceuticals				17,645,260

Total Health Care				61,904,686
Industrials — 15.3%
Air Freight & Logistics — 0.7%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	5,000,000	5,019,546 (a)(b)
Commercial Services & Supplies — 2.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,359,000	3,500,424
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,100,000	2,270,184 (b)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	2,280,000	2,364,873 (a)(b)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,300,000	$1,315,999 (a)(b)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	3,830,000	3,940,342 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	3,500,000	3,632,286 (a)(b)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	4,000,000	4,095,936 (a)
Total Commercial Services & Supplies				21,120,044
Construction & Engineering — 3.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,900,000	1,967,811 (a)(b)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	3,000,000	3,105,114 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	9,921,000	10,814,009 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	6,600,000	6,645,738 (a)(d)
Total Construction & Engineering				22,532,672
Electrical Equipment — 1.0%
Babcock & Wilcox Enterprises Inc., Secured Notes	8.750%	6/30/30	5,000,000	5,003,125 (a)(b)
GrafTech Global Enterprises Inc., Secured Notes	9.875%	12/23/29	3,000,000	2,220,000 (a)
Total Electrical Equipment				7,223,125
Ground Transportation — 1.1%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	8,250,000	8,219,337 (a)
Machinery — 2.5%
Chart Industries Inc., Senior Secured Notes	7.500%	1/1/30	3,000,000	3,101,052 (a)(b)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	9,690,000	10,117,814 (a)(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	5,230,000	5,238,902
Total Machinery				18,457,768
Marine Transportation — 0.5%
Stena International SA, Senior Secured Notes	7.625%	2/15/31	3,690,000	3,817,054 (a)(b)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 1.7%
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	7,620,000	$6,911,857 (a)(b)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	1,000,000	1,041,750 (a)(b)
RJET 2023-1 A	8.000%	6/15/30	4,312,500	4,471,978
Total Passenger Airlines				12,425,585
Trading Companies & Distributors — 1.2%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	3,890,000	3,973,102 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	2,090,000	2,056,118 (a)(d)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	420,000	435,226 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	420,000	438,168 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	1,680,000	1,725,655 (a)
Total Trading Companies & Distributors				8,628,269
Transportation Infrastructure — 0.7%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	5,000,000	5,011,680 (a)

Total Industrials				112,455,080
Information Technology — 5.7%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,000,000	2,106,988 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,000,000	2,001,950 (a)(b)
Total Communications Equipment				4,108,938
IT Services — 2.3%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	3,170,000	3,167,465 (a)(b)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	2,050,000	2,212,676 (a)(b)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	3,320,000	3,369,139 (a)(b)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	6,380,000	6,426,130 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	2,000,000	1,920,980 (a)
Total IT Services				17,096,390
Software — 2.8%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	8,164,000	7,897,446 (b)
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	3,000,000	2,928,382 (a)(b)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	6.900%	11/9/52	8,000,000	$7,675,937 (b)
Oracle Corp., Senior Notes	6.000%	8/3/55	2,200,000	1,874,593
Total Software				20,376,358
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (13.000% Cash)	13.000%	12/15/30	676,658	828,865 (a)(c)

Total Information Technology				42,410,551
Materials — 2.8%
Chemicals — 1.5%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	3,990,000	3,842,510 (a)(b)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,620,000	3,251,954 (a)(b)
Consolidated Energy Finance SA, Senior Notes	5.625%	10/15/28	3,505,000	3,369,181 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,080,000	897,961 (i)
Total Chemicals				11,361,606
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,070,000	2,183,749 (a)(b)
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	2,084,817 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,420,000	2,533,144 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,380,000	1,415,778 (a)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	960,000	986,483 (a)
Total Metals & Mining				7,020,222

Total Materials				20,565,577
Real Estate — 2.3%
Diversified REITs — 1.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	5,610,000	5,445,009
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	3,890,000	3,129,783
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	900,000	$922,041 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,420,000	1,482,566 (a)
Total Diversified REITs				10,979,399
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,170,000	1,205,705 (a)
Real Estate Management & Development — 0.6%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	557,668	6,971 *(c)(i)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	454,176	2,498 *(c)(i)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	599,523	3,298 *(c)(i)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	786,962	5,902 (e)(i)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	225,321	1,690 (c)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	1,268,733	145,904 (c)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,000,000	1,050,145 (a)
ELK Grove Village Property LLC, Senior Secured Notes	7.500%	6/15/31	1,130,000	1,138,488 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	2,170,000	2,223,039 (a)(b)
Total Real Estate Management & Development				4,577,935

Total Real Estate				16,763,039
Utilities — 0.4%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,210,000	1,266,621 (a)
Independent Power and Renewable Electricity Producers — 0.2%
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,800,000	1,971,450 (a)

Total Utilities				3,238,071
Total Corporate Bonds & Notes (Cost — $581,762,031)				592,309,358
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — 28.8%
Atrium Hotel Portfolio Trust, 2017- ATRM E (1 mo. Term SOFR + 3.347%)	6.973%	12/15/36	780,000	$759,135 (a)(f)
BANK, 2021-BN35 H	1.771%	6/15/64	9,451,000	3,929,400 (a)(f)
BANK, 2021-BN35 K	1.771%	6/15/64	21,846,154	8,448,867 (a)(f)
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,968,255 (a)(f)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,434,709 (a)(f)
BFLD Commercial Mortgage Trust, 2025-5MW F	10.155%	10/10/42	5,600,000	5,933,208 (a)(f)
BRES Commercial Mortgage Trust, 2025-ATCAP F (1 mo. Term SOFR + 5.189%)	8.814%	11/15/42	2,000,000	1,994,450 (a)(f)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.240%	8/15/38	15,903,970	3,129,424 (a)(f)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	3,000,000	2,639,915 (a)(f)
BX Commercial Mortgage Trust, 2019- IMC G (1 mo. Term SOFR + 3.646%)	7.271%	4/15/34	2,000,000	1,825,790 (a)(f)
BX Commercial Mortgage Trust, 2026- VLT9 E (1 mo. Term SOFR + 4.250%)	7.875%	3/15/45	2,150,000	2,158,442 (a)(f)
CAFL Issuer LLC, 2024-RTL1 A2	10.180%	11/28/31	4,570,000	4,618,048 (a)(b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	167,422,333	1,492,788 (a)(b)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	12,456	12,212 (a)
CONE Commercial Mortgage Trust, 2026-DFW3 E	8.103%	5/15/43	1,650,000	1,666,084 (a)(f)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	9.990%	7/15/38	7,860,000	802 (a)(f)
Easy Street Mortgage Loan Trust, 2025- RTL1 A2	8.299%	5/25/40	2,990,000	3,031,954 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	9.128%	7/25/41	2,500,000	2,533,730 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.478%	9/25/43	1,960,000	2,268,868 (a)(b)(f)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2026-MN14 B1 (30 Day Average SOFR + 4.300%)	7.890%	6/25/46	6,500,000	$6,541,123 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	8.992%	1/25/50	2,225,000	2,465,906 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	8.542%	2/25/50	5,437,500	5,961,946 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	9.278%	12/25/50	5,000,000	5,757,298 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	8.378%	1/25/51	6,000,000	6,691,036 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	9.628%	8/25/33	4,500,000	5,550,954 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.878%	10/25/33	5,000,000	6,268,102 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.239%	8/25/57	9,334,541	2,797,458 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	4,657,879 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.492%	5/25/43	4,652,928	5,404,988 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.092%	1/25/48	3,460,000	4,080,854 (a)(b)(f)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	9.992%	7/25/31	3,292,803	$3,154,822 (a)(f)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.565%	10/15/42	3,500,000	3,489,563 (a)(f)
GS Mortgage Securities Corp., 2024- 70P HRR	10.333%	3/10/41	17,680,000	17,599,537 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.372%	11/15/32	5,000,000	4,956,047 (a)(f)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.062%	10/15/41	3,281,936	3,311,945 (a)(f)
INCREF LLC, 2026-FL2 D (1 mo. Term SOFR + 2.600%)	6.270%	12/19/43	1,990,000	1,996,949 (a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.542%	7/5/33	4,000,000	378,000 (a)(f)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	7.690%	8/15/38	5,951,129	5,924,710 (a)(f)
MIRA Trust, 2023-MILE HRR	9.300%	6/10/38	13,750,000	13,727,532 (a)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	4,476,348 (a)(f)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	12.492%	10/25/49	2,000,000	2,046,775 (a)(f)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.242%	3/25/50	2,500,000	2,592,199 (a)(b)(f)
Multifamily CAS Trust, 2023-01 B1 (30 Day Average SOFR + 9.750%)	13.378%	11/25/53	5,000,000	6,032,695 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.233%	1/15/39	2,500,000	1,146,688 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	8.818%	3/15/35	804,404	807,115 (a)(f)
New Residential Mortgage Loan Trust, 2017-2A B5	5.149%	3/25/57	2,819,937	2,522,516 (a)(b)(f)
New Residential Mortgage Loan Trust, 2018-1A B6	5.535%	12/25/57	5,714,701	5,052,518 (a)(b)(f)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	1,500,000	1,503,428 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L G	9.631%	11/5/38	3,500,000	3,481,026 (a)(f)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
NYC Commercial Mortgage Trust, 2026-1325 E	8.497%	5/9/41	4,500,000	$4,669,132 (a)(f)
PNW Trust, 2026-ARTE E (1 mo. Term SOFR + 5.007%)	8.632%	4/15/41	1,000,000	999,883 (a)(f)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	3,671,973	3,700,738 (a)(b)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	3,700,000	3,866,856 (a)
SFO Commercial Mortgage Trust, 2021- 555 E (1 mo. Term SOFR + 3.264%)	6.889%	5/15/38	1,650,000	1,647,448 (a)(f)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	4,050,000	2,948,051 (a)(f)
Verus Securitization Trust, 2026-4 B1	6.666%	4/25/71	2,000,000	1,996,694 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $234,906,358)				212,052,840
			Face Amount†/ Units
Asset-Backed Securities — 25.1%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.575%	1/20/38	590,000	595,806 (a)(f)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	2,600,000	2,574,350 (a)(b)(f)
Abry Liquid Credit CLO Ltd., 2025-2A E (3 mo. Term SOFR + 5.850%)	9.535%	1/15/39	2,810,000	2,846,044 (a)(b)(f)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.322%	1/21/35	1,530,000	1,378,338 (a)(b)(f)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.414%	10/22/37	3,600,000	3,580,214 (a)(b)(f)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/35	380,000	368,597 (a)(b)(f)
ALLO Issuer LLC, 2026-1A C	7.456%	6/20/56	4,000,000	4,041,891 (a)
AMMC CLO Ltd., 2020-23A D2R3 (3 mo. Term SOFR + 4.900%)	8.580%	7/17/38	1,500,000	1,511,524 (a)(b)(f)
AMSR Trust, 2026-SFR1 F1	3.775%	4/17/43	5,100,000	4,414,772 (a)(b)
AMSR Trust, 2026-SFR1 F2	3.775%	4/17/43	1,258,000	1,036,944 (a)(b)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	970,000	947,148 (a)(b)(f)
Apidos CLO Ltd., 2023-46A SUB	18.506%	10/24/36	3,500,000	2,428,680 (a)(b)(f)(l)
Apidos Loan Fund Ltd., 2024-1A ER (3 mo. Term SOFR + 4.750%)	8.417%	10/25/38	1,750,000	1,741,270 (a)(b)(f)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.011%	1/15/39	1,440,000	1,441,641 (a)(b)(f)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,320,000	$1,335,946 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	640,000	648,869 (a)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.825%	10/20/35	2,620,000	2,621,415 (a)(b)(f)
Balboa Bay Loan Funding Ltd., 2023-1A D2RR (3 mo. Term SOFR + 4.250%)	7.925%	4/20/36	2,250,000	2,232,483 (a)(b)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.425%	1/20/38	1,630,000	1,645,890 (a)(b)(f)
Balboa Bay Loan Funding Ltd., 2024-2A F (3 mo. Term SOFR + 7.800%)	11.475%	1/20/38	200,000	197,218 (a)(f)
Bayfront IABS Pte Ltd., 7A C (SOFR + 2.950%)	2.543%	4/11/48	3,000,000	3,004,583 (a)(f)(l)
Bayview Opportunity Master Fund LLC, 2025-EDU1 D (30 Day Average SOFR + 2.250%)	5.878%	7/27/48	1,455,856	1,457,992 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	2,270,000	2,280,387 (a)(b)(f)
BlueMountain Fuji US CLO Ltd., 2017-2A D (3 mo. Term SOFR + 6.412%)	10.087%	10/20/30	6,350,000	4,379,144 (a)(b)(f)
Capital Four US CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 8.500%)	12.175%	1/20/37	1,500,000	1,444,397 (a)(b)(f)
Capital Four US CLO Ltd., 2025-4A E (3 mo. Term SOFR + 6.130%)	9.805%	10/18/38	2,660,000	2,700,725 (a)(b)(f)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.025%	10/20/37	2,070,000	2,064,945 (a)(b)(f)
Davis Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 6.000%)	9.675%	7/20/38	2,500,000	2,253,598 (a)(b)(f)
Dryden CLO Ltd., 2021-95A SUB	51.572%	8/20/34	6,870,000	1,694,110 (a)(b)(f)(l)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	1,970,000	1,974,785 (a)(b)(f)
Dryden CLO Ltd., 2024-119A ER (3 mo. Term SOFR + 5.750%)	9.376%	7/15/39	2,000,000	1,995,117 (a)(f)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.125%	1/20/38	4,400,000	4,135,380 (a)(b)(f)
Elmwood CLO Ltd., 2019-2A SUB	27.622%	4/20/34	4,600,000	1,613,959 (a)(b)(f)(l)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.065%	10/15/34	3,000,000	2,735,160 (a)(b)(f)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	1,792,688	$1,784,765 (a)
GGAM Master Trust International Ltd., 2026-1A Y	9.317%	9/30/60	2,000,000	1,999,998 (a)(d)(g)
GoldenTree Loan Management US CLO Ltd., 2020-8A FR (3 mo. Term SOFR + 8.312%)	11.987%	10/20/34	7,000,000	6,228,375 (a)(b)(f)
GoldenTree Loan Management US CLO Ltd., 2023-18A ER (3 mo. Term SOFR + 4.750%)	8.425%	1/20/37	2,500,000	2,514,475 (a)(f)
Greywolf CLO Ltd., 2015-1A DR (3 mo. Term SOFR + 6.112%)	9.778%	1/27/31	6,250,000	6,290,042 (a)(b)(f)
Greywolf CLO Ltd., 2018-1A D (3 mo. Term SOFR + 6.012%)	9.678%	4/26/31	3,000,000	3,018,371 (a)(b)(f)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.405%	10/20/37	2,930,000	2,528,315 (a)(b)(f)
Hertz Vehicle Financing LLC, 2026-1A D	7.910%	11/25/30	3,200,000	3,208,846 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	427,583	384,930 (a)(b)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.109%	3/21/33	673,563	666,765 (a)(f)
Huntington Bank Auto Credit-Linked Notes, 2025-2 D (30 Day Average SOFR + 3.250%)	6.859%	9/20/33	598,153	582,066 (a)(f)
Lakeside Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.273%	4/15/38	2,000,000	1,915,524 (a)(b)(f)
LCM Ltd., 33A E (3 mo. Term SOFR + 6.612%)	10.287%	7/20/34	3,000,000	1,760,425 (a)(b)(f)
Lighthouse Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.650%)	8.317%	10/24/37	1,140,000	1,133,694 (a)(b)(f)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	2,603,217	2,541,737 (a)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.367%	1/25/38	2,750,000	2,721,381 (a)(b)(f)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.273%	10/15/37	2,420,000	2,393,844 (a)(b)(f)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.075%	10/18/35	2,680,000	2,687,960 (a)(b)(f)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.819%	3/29/38	27,730,208	$1,935,263 (a)(f)
Navesink CLO Ltd., 2024-2A ER (3 mo. Term SOFR + 7.040%)	10.713%	1/15/36	1,750,000	1,774,279 (a)(b)(f)
Nelnet Student Loan Trust, 2025-DA D	5.860%	8/20/54	1,500,000	1,463,097 (a)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	3,420,000	3,518,046 (a)
Obra CLO Ltd., 2025-3A E (3 mo. Term SOFR + 5.900%)	9.575%	1/20/39	2,750,000	2,785,585 (a)(b)(f)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.505%	10/15/34	3,750,000	3,636,819 (a)(b)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.365%	1/20/38	1,020,000	1,002,725 (a)(b)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.130%	4/17/37	1,780,000	1,753,317 (a)(b)(f)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.406%	7/20/39	3,500,000	3,522,855 (a)(f)
Phantom Aviation, 2026-1A B	6.027%	1/15/51	2,364,622	2,306,007 (a)
Point Broadband Funding LLC, 2025-1A C	8.156%	7/20/55	2,000,000	2,046,920 (a)
Renew, 2024-1A B	9.001%	11/20/59	439,002	441,537 (a)
Renew Financial, 2024-2A B	8.223%	11/20/60	1,525,173	1,520,795 (a)
Riserva CLO Ltd., 2016-3A FRR (3 mo. Term SOFR + 8.772%)	12.447%	1/18/34	2,500,000	1,541,925 (a)(b)(f)
Rockford Tower CLO Ltd., 2022-2A ER2 (3 mo. Term SOFR + 6.840%)	10.515%	3/20/38	500,000	464,133 (a)(b)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	2,370,000	2,373,394 (a)(b)(f)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. Term SOFR + 10.262%)	13.996%	4/20/33	4,000,000	645,382 (b)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	2,024,925	2,053,003 (a)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	3,380,000	3,349,656 (a)(b)(f)
Sixth Street CLO Ltd., 2021-19A FR (3 mo. Term SOFR + 7.910%)	11.590%	7/17/38	450,000	443,406 (a)(b)(f)
SMB Private Education Loan Trust, 2015-C R	8.388%	9/18/46	7,570	2,232,524 (a)(l)
Sound Point CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 7.122%)	10.797%	7/20/34	4,200,000	3,771,621 (a)(b)(f)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	3,252,830	$3,076,816 (a)
Symphony CLO Ltd., 2019-21A ER (3 mo. Term SOFR + 6.862%)	10.535%	7/15/32	2,800,000	2,571,798 (a)(b)(f)
Symphony CLO Ltd., 2021-28A SUB	17.455%	10/23/50	10,325,000	2,762,993 (a)(b)(f)(l)
Symphony CLO Ltd., 2021-28I SBPF	—	10/23/50	249,757	37 *(f)(g)(h)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	7.405%	4/15/34	1,500,000	1,405,590 (a)(b)(f)
Voya CLO Ltd., 2018-2A E (3 mo. Term SOFR + 5.512%)	9.185%	7/15/31	6,750,000	6,228,261 (a)(b)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.372%	1/20/38	1,250,000	1,244,143 (a)(b)(f)
Wave LLC, 2019-1 B	4.581%	9/15/44	244,692	239,720 (a)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.267%	1/24/39	1,130,000	1,124,127 (a)(b)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.417%	10/24/37	1,430,000	1,440,486 (a)(b)(f)
Whitebox CLO Ltd., 2023-4AR ER2 (3 mo. Term SOFR + 5.150%)	8.906%	7/20/39	2,000,000	2,005,000 (a)(d)(f)
Wind River CLO Ltd., 2021-4A E3 (3 mo. Term SOFR + 8.512%)	12.187%	1/20/35	3,000,000	2,308,221 (a)(b)(f)
Wind River CLO Ltd., 2021-4A F (3 mo. Term SOFR + 6.522%)	10.197%	1/20/35	2,450,000	464,100 (a)(b)(f)

Total Asset-Backed Securities (Cost — $221,965,667)				185,138,416
			Face Amount†
Senior Loans — 14.4%
Communication Services — 1.5%
Entertainment — 0.5%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.382%	2/10/27	4,653,143	3,207,179 (f)(m)(n)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	750,000	752,692 (o)
Total Entertainment				3,959,871
Media — 1.0%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.232%	5/18/29	4,812,500	4,567,375 (f)(m)(n)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Nexstar Media Inc., Term Loan B7 (1 mo. Term SOFR + 2.750%)	6.394%	3/18/33	2,448,714	$2,427,509 (f)(m)(n)
Total Media				6,994,884

Total Communication Services				10,954,755
Consumer Discretionary — 3.0%
Automobile Components — 0.9%
ABC Technologies Inc., Term Loan B	11.894- 11.982%	1/2/40	4,080,370	4,060,110 (f)(g)(h)(m)(n)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.758%	4/6/28	2,793,263	2,788,459 (f)(m)(n)
Total Automobile Components				6,848,569
Diversified Consumer Services — 0.6%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	5,871,415	4,456,756 (f)(m)(n)
Hotels, Restaurants & Leisure — 0.4%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.413%	3/29/32	3,000,000	3,005,085 (f)(m)(n)
Specialty Retail — 1.1%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	1,666,303	1,662,529 (f)(m)(n)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 5.000%)	8.732%	3/15/33	2,650,000	2,642,381 (f)(m)(n)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	3,600,975	3,563,093 (f)(m)(n)
Total Specialty Retail				7,868,003

Total Consumer Discretionary				22,178,413
Consumer Staples — 1.3%
Consumer Staples Distribution & Retail — 1.3%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	3,846,316	4,104,346 (m)(n)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	4,045,925	4,179,946 (m)(n)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	1,230,000	1,248,450 (f)(g)(h)(m)(n)

Total Consumer Staples				9,532,742
Financials — 1.5%
Capital Markets — 0.2%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.644%	12/1/31	1,300,000	1,305,181 (f)(m)(n)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.9%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	8.925%	6/16/28	3,283,951	$3,270,273 (f)(m)(n)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	7/31/31	3,879,195	3,748,272 (f)(m)(n)
Total Financial Services				7,018,545
Insurance — 0.4%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	967,575	917,469 (f)(m)(n)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.512%)	9.175%	1/20/29	1,962,617	1,944,953 (f)(m)(n)
Total Insurance				2,862,422

Total Financials				11,186,148
Health Care — 1.8%
Health Care Providers & Services — 0.9%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	8.340%	11/30/28	1,111,050	538,859 (c)(f)(m)(n)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.423%	5/16/31	686,934	677,602 (f)(m)(n)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	5,370,000	5,269,313 (f)(m)(n)
Total Health Care Providers & Services				6,485,774
Health Care Technology — 0.6%
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.413%	12/31/30	527,433	529,191 (f)(m)(n)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.600%)	8.263%	12/31/30	4,372,085	3,860,792 (f)(m)(n)
Total Health Care Technology				4,389,983
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.832%	10/1/27	2,309,452	2,278,667 (f)(m)(n)

Total Health Care				13,154,424
Industrials — 0.7%
Commercial Services & Supplies — 0.5%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.232%	1/31/31	4,454,545	3,675,000 (f)(m)(n)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	3,190,690	$893,393 *(h)(j)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	1,215,610	24,312 *(h)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	529,320	502,854 (c)(f)(h)(m)(n)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	131,275	124,711 (c)(f)(h)(m)(n)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	259,272	246,309 (c)(f)(h)(m)(n)
Total Passenger Airlines				1,791,579

Total Industrials				5,466,579
Information Technology — 2.8%
Software — 1.8%
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.120%	11/6/31	1,100,000	1,123,633 (f)(m)(n)(p)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.644%	2/19/29	5,000,000	4,207,825 (f)(m)(n)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	10.673%	7/27/28	377,438	255,126 (f)(m)(n)
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.232%	12/17/27	4,069,676	3,519,130 (f)(m)(n)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.670%	4/16/32	3,473,750	2,917,950 (f)(m)(n)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	1,601,930	1,512,366 (f)(m)(n)
Total Software				13,536,030
Technology Hardware, Storage & Peripherals — 1.0%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	7,113,199	7,084,320 (f)(m)(n)

Total Information Technology				20,620,350
Materials — 1.8%
Chemicals — 1.5%
ARC Falcon I Inc., Initial Term Loan B (1 mo. Term SOFR + 4.500%)	8.120%	4/1/33	1,600,000	1,471,144 (f)(m)(n)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	2,689,492	$2,605,445 (f)(m)(n)
Natgasoline LLC, Term Loan B (1 mo. Term SOFR + 5.500%)	9.144%	3/29/30	2,421,875	2,427,930 (f)(h)(m)(n)
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.000%)	8.732%	8/3/27	4,768,214	4,755,759 (f)(m)(n)
Total Chemicals				11,260,278
Metals & Mining — 0.3%
Worthington Steel Inc., Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.620%	6/1/33	1,880,000	1,877,951 (f)(m)(n)

Total Materials				13,138,229
Total Senior Loans (Cost — $113,450,497)				106,231,640
Sovereign Bonds — 6.6%
Angola — 0.8%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,629,305 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	3,535,939 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	420,000	433,867 (a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	620,000	582,041 (i)
Total Angola				6,181,152
Argentina — 0.3%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	1,700,340	1,738,087 (a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	666,800	681,603 (i)
Total Argentina				2,419,690
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	3,000,000	3,369,720 (a)
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,052,000 BRL	3,543,041
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	430,000	415,638 (i)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — continued
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,750,000	$2,617,587 (i)
Total Dominican Republic				3,033,225
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	930,000	940,230 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,000,000	920,500 (i)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	2,500,000	2,098,175 (a)
Total Ecuador				3,958,905
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	700,000	702,749 (i)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	440,000	475,253 (a)
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	900,000	1,034,244 (a)
Total El Salvador				1,509,497
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/26	560,000	610,761 (i)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	7,760	7,743 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	205,397	203,248 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	337,560	313,407 (a)
Total Ghana				524,398
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,040,000	2,182,816 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	1,000,000	1,107,188 (a)
Total Ivory Coast				3,290,004
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	82,000,000 JMD	$551,808
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	1,006,000	1,034,467 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	550,000	506,610 (i)
Total Kenya				1,541,077
Mexico — 0.3%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,150,000	1,156,095 (a)
Mexican Bonos, Senior Notes	8.500%	5/31/29	23,320,000 MXN	1,351,703
Total Mexico				2,507,798
Mozambique — 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	460,000	406,911 (i)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	940,000	958,136 (i)
Romania — 0.1%
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	850,000	919,651 (a)
Senegal — 0.0%††
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	550,000	294,057 (i)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,340,000	1,319,036 (a)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	40,062	38,766 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	59,046	60,325 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	115,818	111,600 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	78,204	65,438 (a)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sri Lanka — continued
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	54,275	$54,626 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	108,597	109,901 (a)
Total Sri Lanka				440,656
Supranational — 0.8%
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	227,000,000 UYU	5,718,303
Turkey — 0.4%
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000	3,206,397 (a)
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	59,069	42,466 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	220,732	124,917 (i)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	216,271	152,201 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	186,534	112,435 (i)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	378,474	262,617 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	155,445	93,551 (i)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	486,610	334,782 (i)
Total Ukraine				1,122,969
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	590,000	548,837 (i)

Total Sovereign Bonds (Cost — $45,492,014)				48,678,778
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.7%
Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		49,407	$1,232,705 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		77,758	1,760,441 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.340%		107,413	2,418,941 (f)

Total Preferred Stocks (Cost — $5,603,718)				5,412,087
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	2,000,000	2,000,000

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	70,334	527 (i)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	2,628,484	183,994 (i)

Total Real Estate				184,521
Total Convertible Bonds & Notes (Cost — $2,348,602)				2,184,521
			Shares
Common Stocks — 0.3%
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
Empire Today LLC, Class A			1,193	17,895

Consumer Staples — 0.3%
Beverages — 0.2%
Altice France Luxco			61,743	1,233,207 *
Consumer Staples Distribution & Retail — 0.1%
VCI Asset Holdings 2 LLC			785,808	829,027 *(g)(h)

Total Consumer Staples				2,062,234
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			977	20 *(q)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security				Shares	Value

Passenger Airlines — continued
Spirit Aviation Holdings Inc.				168,247	$3,365 *

Total Industrials					3,385
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.				196,741	982 *(g)
Country Garden Holdings Co. Ltd.				10,500	225 *(g)

Total Real Estate					1,207
Total Common Stocks (Cost — $3,166,820)					2,084,721
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500 (Cost — $129,568)		6/11/27	596	1,490,000	96,850
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.422CAD	BNP Paribas SA	7/24/26	3,900,000	3,900,000	23,490
U.S. Dollar/Euro, Call @ $1.156	JPMorgan Chase & Co.	8/12/26	7,301,000	7,301,000	98,940
U.S. Dollar/Japanese Yen, Put @ 161.350JPY	BNP Paribas SA	7/23/26	3,900,000	3,900,000	21,771

Total OTC Purchased Options (Cost — $88,843)					144,201

Total Purchased Options (Cost — $218,411)					241,051
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $105,472)		3.400%	5/16/45	4,084,828 UYU	110,008
			Expiration Date	Rights
Rights — 0.0%††
Consumer Staples — 0.0%††
Beverages — 0.0%††
Altice France Luxco (Cost — $0)			—	5,018	80,270 *
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,455,203)		3/12/30	119,540	$2,391 *(a)(g)(q)
Total Investments before Short-Term Investments (Cost — $1,210,474,793)				1,154,526,081
	Rate		Shares
Short-Term Investments — 3.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $23,470,415)	3.577%		23,470,415	23,470,415 (r)(s)
Total Investments — 159.8% (Cost — $1,233,945,208)				1,177,996,496
Liabilities in Excess of Other Assets — (59.8)%				(440,871,284)
Total Net Assets — 100.0%				$737,125,212

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	The coupon payment on this security is currently in default as of June 30, 2026.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled
$709,323 and $724,563, respectively.

(q)	Restricted security (Note 10).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $23,470,415 and the cost was $23,470,415 (Note 9).

See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
GBP	—	British Pound
IO	—	Interest Only
JMD	—	Jamaican Dollar
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At June 30, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	5.394%	5/13/2026	5/11/2028	$301,871,000	Collateralized Mortgage Obligations Corporate Bonds & Notes Asset-Backed Securities	$77,634,347 143,654,544 127,893,463
Nomura Securities Inc.	5.394%	5/13/2026	4/15/2027	1,744,000	Corporate Bonds & Notes	2,025,700
Nomura Securities Inc.	5.394%	5/18/2026	5/11/2028	16,236,000	Corporate Bonds & Notes Asset-Backed Securities	12,057,134 7,209,434
Nomura Securities Inc.	5.394%	5/18/2026	12/1/2027	6,795,000	Corporate Bonds & Notes	7,928,060
Nomura Securities Inc.	5.394%	6/1/2026	5/11/2028	46,264,000	Corporate Bonds & Notes	53,249,537
Nomura Securities Inc.	5.394%	6/10/2026	5/11/2028	12,391,000	Corporate Bonds & Notes	13,598,852
Nomura Securities Inc.	5.394%	6/11/2026	5/11/2028	5,713,000	Collateralized Mortgage Obligations	6,569,616
Nomura Securities Inc.	5.394%	6/12/2026	5/11/2028	12,228,000	Corporate Bonds & Notes	14,448,171
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	5.394%	6/15/2026	5/11/2028	$7,447,000	Corporate Bonds & Notes	$8,878,389
Nomura Securities Inc.	5.394%	6/15/2026	1/14/2028	3,673,000	Corporate Bonds & Notes	4,293,667
Nomura Securities Inc.	5.394%	6/15/2026	2/15/2028	2,534,000	Corporate Bonds & Notes	3,183,813
Nomura Securities Inc.	5.394%	6/23/2026	5/11/2028	20,708,000	Corporate Bonds & Notes	24,206,018
Nomura Securities Inc.	5.394%	6/25/2026	5/11/2028	11,974,000	Corporate Bonds & Notes	13,914,678
				$449,578,000		$520,745,423

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At June 30, 2026, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Euro, Call (Premiums received — $31,981)	BNP Paribas SA	8/12/26	$1.140	6,594,000	6,594,000	$(39,009)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bund	34	9/26	$4,883,269	$4,946,955	$63,686
U.S. Treasury 10-Year Notes	1,003	9/26	109,577,847	110,220,302	642,455
U.S. Treasury Long-Term Bonds	336	9/26	37,425,746	38,136,000	710,254
U.S. Treasury Ultra 10-Year Notes	170	9/26	18,859,358	19,119,688	260,330
					1,676,725
Contracts to Sell:
U.S. Treasury 2-Year Notes	318	9/26	65,641,800	65,550,234	91,566
U.S. Treasury 5-Year Notes	343	9/26	36,668,934	36,717,080	(48,146)
U.S. Treasury Ultra Long- Term Bonds	149	9/26	16,802,913	17,307,281	(504,368)
					(460,948)
Net unrealized appreciation on open futures contracts					$1,215,777
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	643,643	USD	443,316	Bank of America N.A.	7/16/26	$2,179
AUD	665,458	USD	459,983	Bank of America N.A.	7/16/26	612
AUD	800,000	USD	554,585	Bank of America N.A.	7/16/26	(867)
AUD	800,000	USD	554,157	Bank of America N.A.	7/16/26	(439)
EUR	660,000	USD	754,905	Bank of America N.A.	7/16/26	(289)
JPY	325,400,000	USD	2,014,977	BNP Paribas SA	7/16/26	(11,116)
JPY	344,495,589	USD	2,134,011	BNP Paribas SA	7/16/26	(12,556)
USD	402,868	EUR	340,000	BNP Paribas SA	7/16/26	14,126
USD	430,914	EUR	363,933	BNP Paribas SA	7/16/26	14,809
USD	1,856,185	EUR	1,571,770	BNP Paribas SA	7/16/26	59,090
USD	4,651,768	GBP	3,514,416	BNP Paribas SA	7/16/26	(9,869)
USD	16,856	JPY	2,650,000	BNP Paribas SA	7/16/26	537
USD	2,649,196	JPY	416,500,000	BNP Paribas SA	7/16/26	84,328
AUD	1,246,000	USD	886,672	Citibank N.A.	7/16/26	(24,257)
AUD	5,291,394	USD	3,665,269	Citibank N.A.	7/16/26	(2,846)
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	167,036	USD	190,419	Citibank N.A.	7/16/26	$563
EUR	394,301	USD	449,129	Citibank N.A.	7/16/26	1,698
EUR	514,140	USD	586,108	Citibank N.A.	7/16/26	1,737
EUR	950,842	USD	1,083,939	Citibank N.A.	7/16/26	3,213
USD	1,152,503	AUD	1,602,000	Citibank N.A.	7/16/26	43,683
USD	769,020	CAD	1,065,003	Citibank N.A.	7/16/26	17,550
USD	845,835	EUR	716,211	Citibank N.A.	7/16/26	26,950
USD	607,936	JPY	98,180,000	Citibank N.A.	7/16/26	3,329
USD	1,235,630	JPY	199,590,303	Citibank N.A.	7/16/26	6,524
CAD	2,593,000	USD	1,823,877	JPMorgan Chase & Co.	7/16/26	5,752
EUR	1,900,458	USD	2,208,237	JPMorgan Chase & Co.	7/16/26	(35,334)
JPY	826,888,000	USD	5,213,834	JPMorgan Chase & Co.	7/16/26	(121,736)
USD	1,265,278	EUR	1,068,967	JPMorgan Chase & Co.	7/16/26	43,067
USD	2,593,757	JPY	407,738,000	JPMorgan Chase & Co.	7/16/26	82,846
USD	1,981,708	MXN	35,495,568	Morgan Stanley & Co. Inc.	7/16/26	(45,336)
USD	2,012,000	CAD	2,861,064	BNP Paribas SA	7/27/26	(7,816)
USD	1,818,000	JPY	293,334,300	BNP Paribas SA	7/27/26	9,973
USD	2,626,621	BRL	13,578,845	JPMorgan Chase & Co.	9/2/26	36,155
Net unrealized appreciation on open forward foreign currency contracts						$186,260

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	63,990,000BRL	1/2/29	BRL-CDI**	10.230%**	$(1,506,993)	$—	$(1,506,993)

See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
173,910,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	$541,159	$—	$541,159

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Inc., 4.625%, due 10/15/29	$1,123,000	6/20/30	2.873%	5.000% quarterly	$83,348	$98,392	$(15,044)
Nabors Industries Inc., 9.125%, due 1/31/30	604,000	6/20/29	1.806%	1.000% quarterly	(13,364)	(65,445)	52,081
Total	$1,727,000				$69,984	$32,947	$37,037

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$1,123,000	6/20/30	1.708%	5.000% quarterly	$(132,039)	$(120,371)	$(11,668)
Transocean Inc., 8.000%, due 2/1/27	604,000	6/20/29	1.471%	1.000% quarterly	7,872	40,937	(33,065)
Total	$1,727,000				$(124,167)	$(79,434)	$(44,733)

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.46 Index	$3,276,999	6/20/31	5.000% quarterly	$(264,605)	$(122,841)	$(141,764)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$5,323,570	7/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$416,671	—	$416,671

See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Diversified Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	6.766%
BRL-CDI	14.150%
Daily SOFR Compound	3.680%

See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

 Western Asset Diversified Income Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,210,474,793)	$1,154,526,081
Investments in affiliated securities, at value (Cost — $23,470,415)	23,470,415
Foreign currency, at value (Cost — $4,601,538)	4,496,476
Cash	246,593
Interest receivable	17,686,598
Deposits with brokers for open futures contracts and exchange-traded options	3,039,972
Deposits with brokers for centrally cleared swap contracts	1,865,800
Deposits with brokers for OTC derivatives	1,000,000
Deferred loan financing costs	604,651
Unrealized appreciation on forward foreign currency contracts	458,721
OTC swaps, at value (premiums received — $0)	416,671
Receivable for securities sold	119,471
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $85,396)	85,030
Dividends receivable from affiliated investments	42,386
Prepaid expenses	444,411
Total Assets	1,208,503,276
Liabilities:
Payable for open reverse repurchase agreements (Note 3)	449,578,000
Payable for securities purchased	15,388,071
Interest and commitment fees payable	2,888,108
OTC swaps, at value (paid — $0)	1,506,993
Investment management fee payable	1,045,512
Payable to brokers — net variation margin on open futures contracts	403,014
Unrealized depreciation on forward foreign currency contracts	272,461
Payable for open OTC swap contracts	60,301
Payable to brokers — net variation margin on centrally cleared swap contracts	58,155
Written options, at value (premiums received — $31,981)	39,009
Trustees’ fees payable	304
Accrued expenses	138,136
Total Liabilities	471,378,064
Total Net Assets	$737,125,212
Net Assets:
Par value ($0.001 par value; 51,912,116 shares issued and outstanding; Unlimited shares authorized)	$51,912
Paid-in capital in excess of par value	1,034,887,903
Total distributable earnings (loss)	(297,814,603)
Total Net Assets	$737,125,212
Shares Outstanding	51,912,116
Net Asset Value	$14.20
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$58,396,655
Dividends from unaffiliated investments	250,818
Dividends from affiliated investments	159,614
Total Investment Income	58,807,087
Expenses:
Interest expense (Notes 3 and 5)	9,049,944
Investment management fee (Note 2)	6,112,115
Legal fees	228,316
Commitment fees (Note 5)	140,580
Trustees’ fees	129,269
Audit and tax fees	49,038
Fund accounting fees	47,534
Amortization of deferred loan financing costs	45,349
Transfer agent fees	29,445
Shareholder reports	19,515
Excise tax (Note 1)	15,474
Stock exchange listing fees	13,278
Custody fees	4,650
Insurance	3,840
Miscellaneous expenses	5,378
Total Expenses	15,893,725
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,030)
Net Expenses	15,888,695
Net Investment Income	42,918,392
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(10,441,574)
Futures contracts	(2,317,366)
Written options	45,641
Swap contracts	(201,605)
Forward foreign currency contracts	(261,078)
Foreign currency transactions	(354,101)
Net Realized Loss	(13,530,083)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(13,295,166)
Futures contracts	1,702,063
Written options	(7,028)
Swap contracts	202,540
Forward foreign currency contracts	219,926
Foreign currencies	58,936
Change in Net Unrealized Appreciation (Depreciation)	(11,118,729)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(24,648,812)
Increase in Net Assets From Operations	$18,269,580
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$42,918,392	$84,948,072
Net realized loss	(13,530,083)	(29,194,613)
Change in net unrealized appreciation (depreciation)	(11,118,729)	15,827,279
Increase in Net Assets From Operations	18,269,580	71,580,738
Distributions to Shareholders From (Note 1):
Total distributable earnings	(38,544,746)	(100,100,280)
Decrease in Net Assets From Distributions to Shareholders	(38,544,746)	(100,100,280)
Fund Share Transactions:
Net proceeds from sale of shares (0 and 15,124 shares issued, respectively) (Note 8)	—	221,416 †
Reinvestment of distributions (0 and 108,782 shares issued, respectively)	—	1,617,230
Increase in Net Assets From Fund Share Transactions	—	1,838,646
Decrease in Net Assets	(20,275,166)	(26,680,896)
Net Assets:
Beginning of period	757,400,378	784,081,274
End of period	$737,125,212	$757,400,378

†	Net of sales charges of $2,245 and shelf registration offering costs of $1,256 (Note 8).
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended June 30, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$18,269,580
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(305,305,632)
Sales of portfolio securities	245,611,154
Net purchases, sales and maturities of short-term investments	(23,023,599)
Payment-in-kind	(335,343)
Net inflation adjustment	(2,790)
Net amortization of premium (accretion of discount)	(10,045,833)
Amortization of deferred loan financing costs	45,349
Increase in receivable for securities sold	(119,471)
Increase in interest receivable	(306,260)
Decrease in receivable from brokers — net variation margin on centrally cleared swap contracts	12,774
Increase in prepaid expenses	(9,921)
Increase in dividends receivable from affiliated investments	(42,386)
Decrease in principal paydown receivable	4,156
Increase in payable to brokers — net variation margin on centrally cleared swap contracts	58,155
Decrease in deposits from brokers for open reverse repurchase agreements	(52,239)
Increase in payable for securities purchased	9,678,532
Decrease in investment management fee payable	(16,915)
Decrease in Trustees’ fees payable	(1,106)
Increase in interest and commitment fees payable	1,413,577
Increase in premiums received from written options	31,981
Increase in payable to brokers — net variation margin on futures contracts	236,143
Decrease in payable for open OTC swap contracts	(2,477)
Decrease in accrued expenses	(111,034)
Net realized loss on investments	10,441,574
Change in net unrealized appreciation (depreciation) of investments, written options, OTC swap contracts and forward foreign currency contracts	12,776,156
Net Cash Used in Operating Activities*	(40,795,875)
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(46,253,695)
Repayment of loan facility borrowings	(364,000,000)
Increase in payable for open reverse repurchase agreements	441,504,493
Loan financing costs paid	(650,000)
Net Cash Provided by Financing Activities	30,600,798
Net Decrease in Cash and Restricted Cash	(10,195,077)
Cash and restricted cash at beginning of period	20,928,948
See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended June 30, 2026
Cash and restricted cash at end of period	$10,733,871

*	Included in operating expenses is $7,776,947 paid for interest and commitment fees on borrowings.
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
June 30, 2026
Cash	$4,743,069
Restricted cash	5,990,802
Total cash and restricted cash shown in the Statement of Cash Flows	$10,733,871
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts and for reverse repurchase agreements. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1,3]
Net asset value, beginning of period	$14.59	$15.14	$15.54	$14.74	$19.65	$20.00
Income (loss) from operations:
Net investment income	0.83	1.64	1.73	1.73	1.59	0.58
Net realized and unrealized gain (loss)	(0.48)	(0.26)	(0.37)	0.68	(5.05)	(0.34)
Total income (loss) from operations	0.35	1.38	1.36	2.41	(3.46)	0.24
Less distributions from:
Net investment income	(0.74)[4]	(1.93)	(1.76)	(1.61)	(1.45)	(0.59)
Total distributions	(0.74)	(1.93)	(1.76)	(1.61)	(1.45)	(0.59)
Net asset value, end of period	$14.20	$14.59	$15.14	$15.54	$14.74	$19.65
Market price, end of period	$13.56	$13.81	$14.25	$14.10	$12.70	$18.31
Total return, based on NAV[5,6]	2.50%	9.69%	9.10%	17.32%	(18.07)%	1.19%
Total return, based on Market Price[7]	3.61%	10.58%	13.78%	24.97%	(23.44)%	(5.62)%
Net assets, end of period (millions)	$737	$757	$784	$805	$763	$1,018
Ratios to average net assets:
Gross expenses[8]	4.28%[9]	4.25%	4.66%	4.79%	2.98%	1.82%[9]
Net expenses[8,10,11]	4.27 [9]	4.25	4.66	4.79	2.98	1.82 [9]
Net investment income	11.55 [9]	10.98	11.13	11.46	9.48	5.57 [9]
Portfolio turnover rate	22%	41%	36%	35%	42%	19%
Supplemental data:
Loan Outstanding, End of Period (000s)	—	$364,000	$358,000	$358,000	$358,000	$370,000
Asset Coverage Ratio for Loan Outstanding[12]	—	308%	319%	325%	313%	375%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[12]	—	$3,081	$3,190	$3,248	$3,133	$3,751
Weighted Average Loan (000s)	$355,477	$358,395	$358,000	$358,000	$370,288	$314,938
Weighted Average Interest Rate on Loan	4.65%	5.21%	6.13%	6.11%	2.71%	1.13%

See Notes to Financial Statements.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	For the period June 25, 2021 (commencement of operations) to December 31, 2021.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[7]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]
Includes expenses related to borrowings of 2.48%, 2.51%, 2.86%, 2.98%, 1.23% and 0.34%, for the six months ended June 30, 2026, and years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees (the “Board”) has authorized the issuance of an unlimited number of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence. Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

Western Asset Diversified Income Fund 2026 Semi-Annual Report

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$80,015,511	$4,505,153	$84,520,664
Other Corporate Bonds & Notes	—	507,788,694	—	507,788,694
Collateralized Mortgage Obligations	—	212,052,840	—	212,052,840
Asset-Backed Securities	—	185,138,379	37	185,138,416
Senior Loans:
Consumer Discretionary	—	18,118,303	4,060,110	22,178,413
Consumer Staples	—	8,284,292	1,248,450	9,532,742
Industrials	—	3,675,000	1,791,579	5,466,579
Materials	—	10,710,299	2,427,930	13,138,229
Other Senior Loans	—	55,915,677	—	55,915,677
Sovereign Bonds	—	48,678,778	—	48,678,778
Preferred Stocks	$5,412,087	—	—	5,412,087
Convertible Bonds & Notes	—	2,184,521	—	2,184,521
Common Stocks:
Consumer Staples	—	1,233,207	829,027	2,062,234
Industrials	3,365	20	—	3,385
Other Common Stocks	—	19,102	—	19,102
Purchased Options:
Exchange-Traded Purchased Options	96,850	—	—	96,850
OTC Purchased Options	—	144,201	—	144,201
Non-U.S. Treasury Inflation Protected Securities	—	110,008	—	110,008
Rights	—	80,270	—	80,270
Warrants	—	2,391	—	2,391
Total Long-Term Investments	5,512,302	1,134,151,493	14,862,286	1,154,526,081
Short-Term Investments†	23,470,415	—	—	23,470,415
Total Investments	$28,982,717	$1,134,151,493	$14,862,286	$1,177,996,496

Western Asset Diversified Income Fund 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,768,291	—	—	$1,768,291
Forward Foreign Currency Contracts††	—	$458,721	—	458,721
Centrally Cleared Interest Rate Swaps††	—	541,159	—	541,159
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	52,081	—	52,081
OTC Total Return Swaps	—	416,671	—	416,671
Total Other Financial Instruments	$1,768,291	$1,468,632	—	$3,236,923
Total	$30,751,008	$1,135,620,125	$14,862,286	$1,181,233,419
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$39,009	—	$39,009
Futures Contracts††	$552,514	—	—	552,514
Forward Foreign Currency Contracts††	—	272,461	—	272,461
OTC Interest Rate Swaps	—	1,506,993	—	1,506,993
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	15,044	—	15,044
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	44,733	—	44,733
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	141,764	—	141,764
Total	$552,514	$2,020,004	—	$2,572,518

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2025	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	$4,653,297	$6,439	—	$(154,583)	—
Asset-Backed Securities	—	—	—	—	—
Senior Loans:
Consumer Discretionary	4,007,797	12,823	$(1,777,246)	1,668,060	$4,010,294
Consumer Staples	—	390	—	30,360	1,217,700
Financials	3,280,764	(2,617)	(80)	13,811	—
Industrials	1,796,449	1,817,963	(504,050)	(2,187,717)	1,075,084
Materials	—	6,433	779	(26,707)	—
Common Stocks:
Consumer Staples	—	—	—	43,219	785,808
Total	$13,738,307	$1,841,431	$(2,280,597)	$(613,557)	$7,088,886

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026[2]
Corporate Bonds & Notes:
Energy	—	—	—	$4,505,153	$(154,583)
Asset-Backed Securities	—	$37	—	37	—
Senior Loans:
Consumer Discretionary	$(3,861,618)	—	—	4,060,110	104,958
Consumer Staples	—	—	—	1,248,450	30,360
Financials	(21,605)	—	$(3,270,273)	—	—
Industrials	(1,840,342)	1,634,192	—	1,791,579	(2,187,717)
Materials	(31,250)	2,478,675	—	2,427,930	(26,706)
Common Stocks:
Consumer Staples	—	—	—	829,027	43,219
Total	$(5,754,815)	$4,112,904	$(3,270,273)	$14,862,286	$(2,190,469)

Western Asset Diversified Income Fund 2026 Semi-Annual Report

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 06/30/26 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Senior Loans	$4,060	Discounted Cash Flow Method	Yield	13.00%	Decrease
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or

Western Asset Diversified Income Fund 2026 Semi-Annual Report

offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the total notional value of all credit default swaps to sell protection was $1,727,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period

Western Asset Diversified Income Fund 2026 Semi-Annual Report

end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Western Asset Diversified Income Fund 2026 Semi-Annual Report

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,818,463. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives

Western Asset Diversified Income Fund 2026 Semi-Annual Report

counterparties. As of June 30, 2026, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,000,000 which could be used to reduce the required payment.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(u) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the six months ended June 30, 2026, the Fund paid $13,402 of federal income taxes attributable to calendar year 2024.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s sub-subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily managed assets, which are the net assets of the Fund plus the principal amount of any borrowings or preferred shares that may be outstanding, reverse repurchase agreements, dollar rolls or similar transactions.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Effective June 30, 2026, Western Asset Japan ceased to serve as a subadviser to the Fund.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $5,030, all of which was an affiliated money market fund waiver.
All officers and one Trustee of the Fund are employees of Franklin Templeton or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$305,300,023	$5,609
Sales	226,735,088	18,876,066
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,236,609,393	$43,661,231	$(102,274,128)	$(58,612,897)
Written options	(31,981)	—	(7,028)	(7,028)
Futures contracts	—	1,768,291	(552,514)	1,215,777
Forward foreign currency contracts	—	458,721	(272,461)	186,260
Swap contracts	(169,328)	1,009,911	(1,708,534)	(698,623)
Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2026, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$124,234,117	5.349%	$449,578,000

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Interest rates on reverse repurchase agreements ranged from 4.250% to 5.394% during the six months ended June 30, 2026. Interest expense incurred on reverse repurchase agreements totaled $2,990,536.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$96,850	$144,201	—	—	$241,051
Futures contracts[3]	1,768,291	—	—	—	1,768,291
Forward foreign currency contracts	—	458,721	—	—	458,721
OTC swap contracts[4]	—	—	—	$416,671	416,671
Centrally cleared swap contracts[5]	541,159	—	$52,081	—	593,240
Total	$2,406,300	$602,922	$52,081	$416,671	$3,477,974

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$39,009	—	$39,009
Futures contracts[3]	$552,514	—	—	552,514
Forward foreign currency contracts	—	272,461	—	272,461
OTC swap contracts[4]	1,506,993	—	—	1,506,993
Centrally cleared swap contracts[5]	—	—	$201,541	201,541
Total	$2,059,507	$311,470	$201,541	$2,572,518

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	—	$(113,629)	—	—	$(113,629)
Futures contracts	$(2,317,366)	—	—	—	(2,317,366)
Written options	30,827	14,814	—	—	45,641
Swap contracts	(600,323)	—	$107,114	$291,604	(201,605)
Forward foreign currency contracts	—	(261,078)	—	—	(261,078)
Total	$(2,886,862)	$(359,893)	$107,114	$291,604	$(2,848,037)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(32,718)	$(221)	—	—	$(32,939)
Futures contracts	1,702,063	—	—	—	1,702,063
Written options	—	(7,028)	—	—	(7,028)
Swap contracts	383,840	—	$(162,554)	$(18,746)	202,540
Forward foreign currency contracts	—	219,926	—	—	219,926
Total	$2,053,185	$212,677	$(162,554)	$(18,746)	$2,084,562

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$114,160
Written options	9,474
Futures contracts (to buy)	175,812,804
Futures contracts (to sell)	112,251,265
Forward foreign currency contracts (to buy)	20,317,273
Forward foreign currency contracts (to sell)	30,310,865
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Average Notional Balance**
Interest rate swap contracts	$25,874,017
Credit default swap contracts (buy protection)	5,018,185
Credit default swap contracts (sell protection)	1,862,429
Total return swap contracts	5,308,244

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$2,791	$(1,595)	$1,196	—	$1,196
BNP Paribas SA	228,124	(80,366)	147,758	—	147,758
Citibank N.A.	105,247	(27,103)	78,144	—	78,144
JPMorgan Chase & Co.	683,431	(1,664,063)	(980,632)	$1,000,000	19,368
Morgan Stanley & Co. Inc.	—	(45,336)	(45,336)	—	(45,336)
Total	$1,019,593	$(1,818,463)	$(798,870)	$1,000,000	$201,130

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
Prior to May 13, 2026, the Fund had a revolving credit agreement (the “BNYM Credit Agreement”) with The Bank of New York Mellon (“BNYM”) that allowed the Fund to borrow up to an aggregate amount of $385,000,000. Effective May 13, 2026, the Credit Agreement was terminated. The Fund paid interest on borrowings calculated based on SOFR plus applicable margin. The Fund paid a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25% except that the commitment fee is 0.00% when the aggregate outstanding balance of the loan was equal to or greater than 75% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund was required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BNYM. The BNYM Credit Agreement contained customary covenants that, among other things, limited the Fund’s ability to pay distributions in certain circumstances, incur

Western Asset Diversified Income Fund 2026 Semi-Annual Report

additional debt, change certain material investment policies and engage in certain transactions, including mergers and consolidations, and required asset coverage ratios in addition to those required by the 1940 Act. In addition, the BNYM Credit Agreement was subject to early termination under certain conditions and contained other provisions that limited the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the loan for the six months ended June 30, 2026 was $6,059,407. For the six months ended June 30, 2026, the Fund incurred commitment fees in the amount of $0. For the six months ended June 30, 2026, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $355,477,273 and the weighted average interest rate was 4.65%. At June 30, 2026, the Fund had no borrowings outstanding per the Credit Agreement.
6. Distributions subsequent to June 30, 2026
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
7/24/2026	7/31/2026	$0.1485
8/24/2026	8/31/2026	$0.1485
9/23/2026	9/30/2026	$0.1485
10/23/2026	10/30/2026	$0.1485
11/20/2026	11/30/2026	$0.1485
7. Stock repurchase program
On July 29, 2021, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund did not repurchase any shares.
8. Capital shares
The Fund filed a registration statement with the Securities and Exchange Commission, effective December 18, 2024, authorizing the Fund to offer and sell shares of common stock having an aggregate offering price of up to $75,000,000. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current net asset value per common share. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
the sale of shares on the Statement of Changes in Net Assets, if applicable. Any deferred shares remaining at the end of the life of the shelf offering period will be expensed.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$226,958,074	226,958,074	$203,487,659	203,487,659

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$159,614	—	$23,470,415
10. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	977	3/25	$11,893	$20	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	119,540	3/25	1,455,203	2,391 (b)	0.02	0.00 (a)
Total			$1,467,096	$2,411		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Diversified Income Fund 2026 Semi-Annual Report

11. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $233,295,665, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Diversified Income Fund 2026 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”) of Western Asset Diversified Income Fund (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore,” and together with Western Asset and Western Asset London, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 12-13, 2026, the Board, including the Independent Trustees, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.

Western Asset Diversified Income Fund

At an in-person meeting held on April 24, 2026, the Independent Trustees, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 24, 2026 meeting, the Independent Trustees submitted certain questions and requests for additional information to Fund management. The Independent Trustees also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Trustees’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement, and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Board member may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements was in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.
Western Asset Diversified Income Fund

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and the Fund’s other service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London and Western Asset Singapore. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the

Western Asset Diversified Income Fund

Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe, which included all leveraged closed-end general bond funds. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end general bond funds classified by Broadridge, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was above the median for the 1- and 3-year periods ended December 31, 2025. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.
Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”)
Western Asset Diversified Income Fund

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London and Western Asset Singapore under their respective Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London and Western Asset Singapore does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s actual total expenses with those of funds in an expense group (the “Expense Group”), as well as a broader group of funds, each selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was above the Expense Group median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the Expense Group median based on both common stock assets and total managed assets, which includes common stock assets and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the Expense Group median based on both common stock assets and total managed assets. The Board took into account management’s discussion of the Fund’s expenses.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by the Fund’s other service providers. The

Western Asset Diversified Income Fund

Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the Sub-Advisory Fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2025 and September 30, 2024. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. In response to the Board’s request, the Manager provided and the Board reviewed information comparing the profitability of Franklin Templeton, Inc. with that of publicly traded peer fund management companies. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London and Western Asset Singapore, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Western Asset Diversified Income Fund

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-Advisers, were reasonable.

Western Asset Diversified Income Fund

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders Western Asset Diversified Income Fund was held on April 17, 2026 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of trustees
Nominees	FOR	WITHHELD	ABSTAIN
Eileen A. Kamerick	32,513,993	9,313,959	611,485
Hillary A. Sale	41,026,886	784,611	627,940
At the Meeting, Mses. Kamerick and Sale were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2029 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At June 30, 2026, in addition to Mses. Kamerick and Sale, the other Trustees of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Nisha Kumar
Peter Mason
Jane E. Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended December 31, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
34,044,605	7,940,734	454,098	N/A
Western Asset Diversified Income Fund

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Shares will be automatically reinvested by Computershare Trust Company, N.A., as agent for the shareholders (the “Plan Agent”), in additional Common Shares under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
In the case of a registered shareholder such as a broker, bank or other nominee (together, a “nominee”) that holds Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified by the nominee/record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. If your Common Shares are held through a nominee and are not registered with the Plan Agent, neither you nor the nominee will be participants in or have distributions reinvested under the Plan. If you are a beneficial owner of Common Shares and wish to participate in the Plan, and your nominee is unable or unwilling to become a registered shareholder and a Plan participant on your behalf, you may request that your nominee arrange to have all or a portion of your shares re-registered with the Plan Agent in your name so that you may be enrolled as a participant in the Plan. Please contact your nominee for details or for other possible alternatives. Registered shareholders whose shares are registered in the name of one nominee firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:
(1) If the market price of the Common Shares (plus $0.03 per share processing fee which includes any brokerage commission the Plan Agent is required to pay) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Shares at the close of trading on the NYSE on the payment date, the Fund will issue new Common Shares at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Shares on the payment date.
(2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares (plus $0.03 per share processing fee) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the shareholders; except when necessary to comply with

Western Asset Diversified Income Fund

applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share processing fee) rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund will issue the remaining Common Shares at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.
You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent through the Internet at www.computershare.com/investor, in writing at P.O. Box 43006 Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct per share processing fees actually incurred from the proceeds (currently $0.05 per share, which includes any brokerage commission the Plan Agent is required to pay). There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay per share processing fees (currently $0.03 per share) incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Trustees, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Shares in your account less any applicable fees.
Western Asset Diversified Income Fund

Dividend reinvestment plan (unaudited) (cont’d)
You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Shares on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent through the Internet at www.computershare.com/investor, in writing at P.O. Box 43006 Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Diversified Income Fund

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Western Asset
Diversified Income Fund
Trustees
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Diversified Income Fund
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd*
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
WDI
*Effective June 30, 2026, Western Asset Management Company Ltd will cease to serve as a subadviser to the Fund.

Western Asset Diversified Income Fund
Western Asset Diversified Income Fund
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Diversified Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
96370-S 8/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Diversified Income Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 28, 2026